Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure	The Compensation Committee or the Board approves the grant of stock-based equity awards, such as PSUs and RSUs, at its regularly scheduled meetings or by written consent (to be effective on the date of the meeting or receipt of all signed consents, or a later date), with annual awards generally effective in late February or early March each year following the filing of the Company’s Annual Report on Form 10-K. In addition, the Compensation Committee has authorized, subject to various limitations, a committee comprised of members of the executive management team to grant stock-based equity awards to certain newly hired and existing employees (including in certain cases employees hired through acquisitions), excluding executive officers and certain other senior employees. None of the Board, Compensation Committee, or executive management team committee engage in any market timing with regards to the stock-based equity awards made to executive officers or other award recipients.
Award Timing Method	The Compensation Committee or the Board approves the grant of stock-based equity awards, such as PSUs and RSUs, at its regularly scheduled meetings or by written consent (to be effective on the date of the meeting or receipt of all signed consents, or a later date), with annual awards generally effective in late February or early March each year following the filing of the Company’s Annual Report on Form 10-K. In addition, the Compensation Committee has authorized, subject to various limitations, a committee comprised of members of the executive management team to grant stock-based equity awards to certain newly hired and existing employees (including in certain cases employees hired through acquisitions), excluding executive officers and certain other senior employees.
Award Timing Predetermined	true